UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2009

Item 1. Report to Stockholders.


Calvert Cash Reserves Institutional Prime Fund

Annual Report

September 30, 2009

Calvert Investments

A UNIFI Company

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TABLE OF CONTENTS

1	Shareholder Letter
3	Shareholder Expense Example
4	Report of Independent Registered Public Accounting Firm
5	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
15	Financial Highlights
16	Explanation of Financial Tables
17	Proxy Voting and Availability of Quarterly Portfolio Holdings
18	Trustee and Officer Information Table

Dear Shareholders:

Performance

For the 12-month period ended September 30, 2009, Calvert Cash Reserves Institutional Prime Fund returned 1.41% versus 0.75% for the Lipper Institutional Money Market Funds Average. A conservative investment strategy contributed to the Fund's outperformance of the benchmark in a difficult money market environment.

Investment Climate

One year ago, markets were shaken by one of the greatest panics in U.S. financial history. The panic further damaged the sputtering engine of credit creation that powers the American economy, causing the U.S. to drop deeper into recession. During the past 12 months, outstanding bank loans fell by 4%,1 gross domestic product (GDP) contracted by an estimated 3% (its worst performance in more than 50 years),2 and the U.S. dollar fell by about 1.9% against an index of other major currencies.3

The U.S. government's multi-trillion dollar monetary and fiscal policy response quelled the panic, after several attempts, and helped to improve credit and economic conditions. The American economy, which hit bottom in the spring, is expected to grow during the next several quarters. However, the projected pace of economic growth is subdued relative to past recoveries and quite dependent on stimulative monetary and fiscal policies.

Actions taken by the U.S. government to support the economy and financial markets required a massive increase in borrowing by the U.S. Treasury. Consequently, U.S. Treasury bond yields increased sharply early in 2009. Higher yields, and little evidence of inflation, whetted international investors' and U.S. households' appetite for U.S. Treasuries, and yields retreated as demand increased. Over the full reporting period, the benchmark 10-year U.S. Treasury note's yield fell 0.55 percentage points to 3.30%,4 and U.S. Treasury bill yields dropped toward the federal funds rate (which is currently near zero). The three-month U.S. Treasury bill yield fell 0.81 percentage points to 0.11%.

Portfolio Strategy

The goals of Calvert Cash Reserves Institutional Prime Fund are to preserve principal and provide liquidity for investors. We pursue these goals by investing primarily in a combination of U.S. government agency securities and variable-rate demand notes. Typically, we use government agency bonds to create a "laddered" portfolio. Just as the rungs on a ladder are placed at regular intervals over a specific distance, the bonds in a laddered portfolio mature at regular intervals across the money-market yield curve. The Fund also holds variable-rate demand notes, which generally reset to market rates weekly and provide the Fund with liquidity. Historically, variable-rate demand notes have offered competitive levels of income as well as preservation of principal. The Fund can and does invest in other money-market eligible securities.

During the extremely volatile fourth quarter of 2008, the Fund performed well and avoided the pitfalls experienced by other money market funds. Our Fund, like all money market funds, is subject to stringent Rule 2a-7 guidelines, which were established under the Investment Company Act of 1940 and influence credit quality, maturity, and liquidity standards for money market funds. Calvert also applies additional diversification guidelines designed to further limit risk. Please note that the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds officially ended on September 18, 2009, so the Fund's participation in the Program stopped on that date.

Outlook

U.S. government policies were successful in sharply lowering U.S. interest rates and credit risk premiums. This has helped set the stage for economic recovery. However, deleveraging by financial institutions and American households remains a considerable obstacle to economic growth. We expect the Federal Reserve to maintain its current monetary and credit policies well into 2010 while they craft an exit strategy that will limit inflation. The Federal Reserve's ability to correctly gauge the timing and size of stimulus policy removal will influence inflation expectations and, therefore, bond market performance.

Credit risk premiums have compressed significantly in recent months, reflecting investors' growing comfort with taking on additional risk as the economy recovers. If the economic recovery gains strength, we will be sensitive to changes in inflation expectations at a time when the government has record-high borrowing needs.

The Federal Reserve has effectively nailed down short-term interest rates. As a result, money market yields currently are at historic lows. When the federal funds rate eventually does begin to increase, the variable-rate demand notes held by our Fund will react immediately, helping quickly to pass changes in short-term rates along to our investors.

Thomas A. Dailey
Portfolio Manager
Calvert Asset Management Company
October 2009

1. Federal Reserve

2. U.S. Department of Commerce

3. Federal Reserve

4. Federal Reserve and Bloomberg

Investment Allocation	% of Total Investments

Floating Rate Notes	0.2%
Municipal Commercial Paper	1.9%
Municipal Obligations	1.0%
Variable Rate Demand Notes	77.0%
U.S. Government Agencies and Instrumentalities	18.6%
U.S. Treasury	1.3%
Total	100%

Average Annual Total Return (year ended 9/30/09)
One year	1.41%
Five year	3.44%
Ten year	3.29%

7-Day Simple/Effective Yield (as of 9/30/09)
7-day simple yield	0.32%
7-day effective yield	0.32%

Total return assumes reinvestment of dividends. The performance data shown represents past performance and does not guarantee future results. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Fund/portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund/Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund/Portfolio. Visit www.calvert.com for current performance data.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Expenses Paid During Period* 4/1/09 - 9/30/09
Actual	$1,000.00	$1,003.20	$1.97
Hypothetical	$1,000.00	$1,023.10	$1.99
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.39%, multiplied by the average account value over the period, -multiplied by 183/365 (to reflect the one-half year period).

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Calvert Cash Reserves Institutional Prime Fund:

We have audited the accompanying statement of net assets of the Calvert Institutional Prime Fund (the Fund), the sole series of Calvert Cash Reserves, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Institutional Prime Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Philadelphia, Pennsylvania
November 23, 2009

Statement of Net Assets
September 30, 2009
	Principal
Floating Rate Notes - 0.2%	Amount	Value
Rabobank Nederland NV, 0.684%, 10/9/09 (e)(r)	$750,000	$750,000

Total Floating Rate Notes (Cost $750,000)		750,000

Municipal CommercIal Paper - 1.9%
Metropolitan Washington DC Airport Authority System Revenue Commercial Paper Notes,
1.25%, 10/7/09	6,000,000	6,000,000

Total Municipal Commercial Paper (Cost $6,000,000)		6,000,000

Municipal Obligations - 1.0%
Port of Seattle Washington Special Facility Revenue Bonds, 6.25%, 9/1/26 (prerefunded
3/01/10 @ 101)	2,890,000	2,979,290

Total Municipal Obligations (Cost $2,979,290)		2,979,290

Variable Rate Demand Notes - 76.3%
Albany New York Industrial Development Agency Civic Facilities Revenue:
1.05%, 5/1/27, LOC: Bank of America (r)	2,180,000	2,180,000
1.30%, 5/1/27, LOC: Bank of America (r)	500,000	500,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 2.25%, 6/1/22, LOC:
Comerica Bank (r)	2,125,000	2,125,000
Butler County Alabama IDA Revenue, 1.75%, 3/1/12, LOC: Whitney National Bank,
C/LOC: FHLB (r)	215,000	215,000
Calhoun County Alabama Economic Development Council Revenue, 0.60%, 4/1/21, LOC:
Bank of America (r)	2,350,000	2,350,000
California Statewide Community Development Authority MFH Revenue, 0.55%, 8/1/32,
LOC: U.S. Bank (r)	505,000	505,000
Chelsea Michigan Economic Development Corp. LO Revenue, 0.40%, 10/1/36,
LOC: Comerica Bank (r)	5,055,000	5,055,000
Chicago Illinois MFH Revenue, 0.42%, 7/1/29, LOC: Freddie Mac (r)	3,055,000	3,055,000
CIDC-Hudson House LLC New York Revenue, 2.65%, 12/1/34, LOC: Hudson River
Bank & Trust, C/LOC: FHLB (r)	525,000	525,000
Colorado State Housing and Finance Authority Revenue, 0.25%, 10/15/16, LOC: Fannie Mae (r)	850,000	850,000
Columbus Georgia Downtown Development Authority Revenue, 0.40%, 8/1/15, LOC:
Columbus Bank & Trust (r)	2,000,000	2,000,000
Cumberland County Pennsylvania Municipal Authority Revenue, 0.33%, 1/1/41,
LOC: KBC Bank (r)	5,470,000	5,470,000
District of Columbia Revenue:
1.83%, 10/1/20, C/LOC: Sovereign Bank, C/LOC: UniCredito Italiano Bank plc (r)	4,000,000	4,000,000
0.40%, 4/1/38, LOC: PNC Bank (r)	3,555,000	3,555,000
Florida State Housing Finance Corp. MFH Revenue, 0.40%, 10/15/32, LOC: Fannie Mae (r)	750,000	750,000
Four Fishers LLC, 0.75%, 4/1/24, LOC: Bank of America (r)	2,650,000	2,650,000
Gainesville & Hall County Development Authority Revenue, 0.28%, 11/15/33,
LOC: Toronto Dominion Bank (r)	2,700,000	2,700,000
Gillette Wyoming Pollution Control Revenue, 0.28%, 1/1/18, LOC: Barclays Bank (r)	2,200,000	2,200,000
Hayward California Revenue, 1.50%, 5/1/12, LOC: Freddie Mac (r)	510,000	510,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 0.45%, 11/1/38,
LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,620,000	4,620,000
Hillcrest Baptist Church, 0.45%, 12/1/20, LOC: Wachovia Bank (r)	605,000	605,000
	Principal
VARIABLE RATE DEMAND NOTES - Cont'd	Amount	Value
Illinois State Finance Authority Revenue, 0.40%, 5/15/31, LOC: Sovereign Bank, C/LOC:
Banco Santander (r)	$3,290,000	$3,290,000
Iowa Higher Education Loan Authority Revenue:
0.55%, 10/1/24, LOC: Allied Irish Bank (r)	7,170,000	7,170,000
0.55%, 10/1/33, LOC: Allied Irish Bank (r)	2,500,000	2,500,000
Kaneville Road Joint Venture, Inc., 0.65%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	2,605,000	2,605,000
Louisiana Public Facilities Authority Revenue, 0.35%, 8/1/23, LOC: JPMorgan Chase Bank (r)	2,500,000	2,500,000
Louisiana State GO Revenue, 0.30%, 7/15/26, LOC: BNP Paribas (r)	1,255,000	1,255,000
Martin Luther Foundation, Inc., 1.40%, 9/1/11, LOC: KBC Bank (r)	2,065,000	2,065,000
Massachusetts State Development Finance Agency Revenue:
0.35%, 9/1/16, LOC: TD Banknorth (r)	3,800,000	3,800,000
0.35%, 11/1/42, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	7,000,000	7,000,000
Michigan State Strategic Fund LO Revenue, 0.52%, 3/1/39, LOC: Deutsche Bank (r)	5,375,000	5,375,000
Mississippi Business Finance Corp. Revenue, 0.40%, 4/1/37, LOC: Wachovia Bank (r)	2,440,000	2,440,000
Mississippi State Home Corp. MFH Revenue, 0.49%, 8/15/40, CF: Fannie Mae (r)	860,000	860,000
Missouri State Health & Educational Facilities Authority Revenue, 0.35%, 12/1/35, LOC:
Commerce Bank (r)	4,100,000	4,100,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 0.40%, 8/15/31, LOC: Fannie Mae (r)	1,720,000	1,720,000
Kingwood Apts. Project, 0.40%, 8/15/31, LOC: Fannie Mae (r)	1,600,000	1,600,000
Moon Pennsylvania IDA Revenue, 0.35%, 7/1/38, LOC: Bank of Scotland (r)	6,500,000	6,500,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.32%, 6/1/34,
LOC: U.S. Bank (r)	3,997,000	3,997,000
Ness Family Partners LP, 0.63%, 9/1/34, LOC: Bank of the West (r)	5,435,000	5,435,000
Nevada State Housing Division Revenue, 0.48%, 4/15/39, LOC: Fannie Mae (r)	850,000	850,000
New Britain Connecticut GO Revenue, 2.25%, 2/1/26, LOC: Bank of America (r)	2,885,000	2,885,000
New York City New York Housing Development Corp. MFH Revenue, 0.25%, 11/1/38,
LOC: Freddie Mac (r)	2,600,000	2,600,000
New York State Housing Finance Agency Revenue:
Series A, 0.27%, 11/15/29, CF: Fannie Mae (r)	2,000,000	2,000,000
Series B, 0.27%, 11/15/29, CF: Fannie Mae (r)	900,000	900,000
0.27%, 5/15/33, LOC: Fannie Mae (r)	500,000	500,000
0.30%, 5/15/33, LOC: Fannie Mae (r)	1,500,000	1,500,000
0.35%, 5/1/42, LOC: Wachovia Bank (r)	4,000,000	4,000,000
New York State MMC Corp. Revenue, 2.65%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,955,000	1,955,000
Orange County Florida HFA MFH Revenue, 0.80%, 10/15/32, CF: Fannie Mae (r)	870,000	870,000
Osceola County Florida HFA MFH Revenue, 0.75%, 9/15/35, LOC: Fannie Mae (r)	1,730,000	1,730,000
Palm Beach County Florida Revenue:
1.00%, 10/1/20, LOC: Citibank (r)	2,080,000	2,080,000
1.13%, 1/1/34, LOC: TD Banknorth (r)	2,000,000	2,000,000
Park Street Properties I LLC, 0.47%, 11/1/34, LOC: U.S. Bank (r)	1,840,000	1,840,000
Peoploungers, Inc., 1.00%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	405,000	405,000
Plymouth Indiana Economic Development Authority Revenue, 2.12%, 4/1/28, LOC: FHLB (r)	710,000	710,000
Prevea Clinic, Inc., 0.47%, 12/1/34, LOC: Wells Fargo Bank (r)	2,320,000	2,320,000
Rathbone LLC, 0.75%, 1/1/38, LOC: Comerica Bank (r)	3,905,000	3,905,000
Red River Texas Educational Finance Revenue, 0.32%, 12/1/31, LOC: Allied Irish Bank (r)	1,800,000	1,800,000
Renaissance Ketchikan Group LLC, 1.62%, 9/1/33, LOC: Alliance Bank, C/LOC: FHLB (r)	10,000,000	10,000,000
Rhode Island Student Loan Authority Revenue, 0.30%, 6/1/48, LOC: State Street Bank (r)	9,200,000	9,200,000
Richfield Minnesota MFH Revenue, 0.35%, 3/1/34, LOC: Freddie Mac (r)	800,000	800,000
Roosevelt Paper Co., 0.45%, 6/1/12, LOC: Wachovia Bank (r)	455,000	455,000
Rural Electric Coop Grantor Trust Certificates, 1.50%, 12/18/17, BPA: JPMorgan Chase Bank (r)	25,860,000	25,860,000
St. Joseph County Indiana Economic Development Revenue, 2.55%, 6/1/27, LOC: FHLB (r)	310,000	310,000
St. Louis Park Minnesota MFH Revenue, 0.35%, 8/1/34, LOC: Freddie Mac (r)	1,700,000	1,700,000

	Principal
VARIABLE RATE DEMAND NOTES - Cont'd	Amount	Value
St. Paul Minnesota Housing & Redevelopment Authority Revenue, 0.54%, 2/1/26,
LOC: Allied Irish Bank (r)	$1,000,000	$1,000,000
SunAmerica Trust Revenue, 1.25%, 7/1/41, LOC: Freddie Mac (r)	650,000	650,000
Sunshine State Florida Governmental Financing Commission Revenue, 0.41%, 7/1/16,
LOC: Dexia Credit Local (r)	5,880,000	5,880,000
Tift County Georgia IDA Revenue, 0.35%, 2/1/28, LOC: Wachovia Bank (r)	5,000,000	5,000,000
Tucson Arizona IDA Revenue, 0.35%, 1/15/32, LOC: Fannie Mae (r)	1,715,000	1,715,000
Tuscaloosa County Alabama IDA Revenue, 0.50%, 3/1/27, LOC: JPMorgan Chase Bank (r)	5,200,000	5,200,000
Utah State Housing Corp. MFH Revenue, 0.40%, 4/1/42, LOC: Freddie Mac (r)	1,925,000	1,925,000
Utah State Housing Corp. Single Family Revenue, 0.43%, 7/1/36, BPA: Bayerische Landesbank,
CF: Utah Housing Corporation (r)	3,500,000	3,500,000
Vermont State Educational & Health Buildings Financing Agency Revenue, 0.44%, 6/1/22,
LOC: Chittenden Trust Company, C/LOC: Wachovia Bank (r)	475,000	475,000
Virginia Commonwealth University Revenue, 0.40%, 7/1/37, LOC: Branch Bank & Trust (r)	3,200,000	3,200,000
Washington State MFH Finance Commission Revenue:
0.55%, 7/15/32, LOC: Fannie Mae (r)	220,000	220,000
Series A, 0.50%, 10/1/36, LOC: Umpqua Bank, C/LOC: FHLB (r)	1,300,000	1,300,000
Series B, 0.50%, 10/1/36, LOC: Umpqua Bank, C/LOC: FHLB (r)	2,275,000	2,275,000
Wisconsin Health & Educational Facilities Authority Revenue, 0.27%, 4/1/35, LOC: U.S. Bank (r)	4,000,000	4,000,000
Yellowwood Acres, Inc., 1.40%, 9/3/12, LOC: KBC Bank (r)	4,125,000	4,125,000
Zehnder's of Frankenmuth, Inc., 0.47%, 11/1/44, LOC: Citizen Bank, C/LOC: FHLB (r)	4,020,000	4,020,000

Total Variable Rate Demand Notes (Cost $238,292,000)		238,292,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 18.4%
Fannie Mae:
0.404%, 2/12/10 (r)	1,000,000	1,001,122
2.375%, 5/20/10	3,000,000	3,029,197
0.40%, 7/13/10 (r)	1,000,000	1,000,000
4.70%, 7/28/10	515,000	532,249
Fannie Mae Discount Notes:
12/10/09	1,000,000	998,542
3/1/10	1,000,000	996,403
Federal Farm Credit Bank:
0.875%, 4/1/10	1,000,000	1,000,000
4.75%, 5/7/10	1,400,000	1,432,599
0.428%, 7/8/10 (r)	1,000,000	1,000,000
Federal Home Loan Bank:
0.435%, 10/13/09 (r)	1,000,000	1,000,014
5.00%, 12/11/09	1,000,000	1,007,660
1.00%, 2/5/10	2,000,000	2,000,000
1.00%, 2/18/10	500,000	499,882
0.396%, 2/19/10 (r)	5,000,000	4,999,641
0.75%, 2/19/10 (r)	1,000,000	1,000,000
1.05%, 2/23/10	500,000	499,797
1.00%, 2/26/10	1,000,000	1,000,000
0.79%, 3/11/10 (r)	1,000,000	1,000,044
0.875%, 4/15/10	1,000,000	999,945
3.375%, 5/14/10	1,000,000	1,015,103
0.65%, 6/10/10	1,800,000	1,798,750
0.56%, 6/11/10	3,000,000	2,999,216
0.60%, 6/21/10	3,000,000	2,999,850
0.56%, 6/22/10	1,000,000	999,513
0.60%, 7/26/10	2,000,000	1,999,057

	Principal
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - Cont'd	Amount	Value
Federal Home Loan Bank:
0.60%, 8/10/10	$2,000,000	$1,999,828
3.375%, 8/13/10	2,505,000	2,564,379
STEP, 0.50% to 2/24/10, 0.75% thereafter to 8/24/10 (r)	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes:
11/17/09	500,000	498,564
1/12/10	1,000,000	997,854
4/27/10	2,000,000	1,991,911
Freddie Mac:
0.179%, 10/19/09 (r)	1,000,000	999,913
4.75%, 11/3/09	1,000,000	1,001,954
2.875%, 4/30/10	2,000,000	2,022,266
3.25%, 7/16/10	3,000,000	3,062,411
3.75%, 7/30/10	500,000	512,949
Freddie Mac Discount Notes:
11/9/09	1,000,000	997,942
12/7/09	1,000,000	998,325
2/4/10	1,000,000	996,500

Total U.S. Government Agencies and Instrumentalities (Cost $57,453,380)		57,453,380

U.S. TREASURY - 1.3%
United States Treasury Bills, 0.40%, 9/23/10	2,000,000	1,992,067
United States Treasury Notes, 2.875%, 6/30/10	2,000,000	2,033,275

Total U.S. Treasury (Cost $4,025,342)		4,025,342

TOTAL INVESTMENTS (Cost $309,500,012) - 99.1%		309,500,012
Other assets and liabilities, net - 0.9%		2,711,740
Net Assets - 100%		$312,211,752

Net Assets Consist Of:
Paid-in capital applicable to 312,295,795 shares of beneficial interest,
unlimited number of no par shares authorized		$312,294,944
Undistributed net investment income		8,048
Accumulated net realized gain (loss) on investments		(91,240)

Net Assets		$312,211,752

Net Asset Value Per Share		$1.00

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CF: Credit Facility
LOC: Letter of Credit

Abbreviations:

FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

See notes to financial statements.

Statement of Operations
Year Ended September 30, 2009
Net Investment Income
Investment Income:
Interest income	$4,668,319

Expenses:
Investment advisory fee	782,829
Transfer agency fees and expenses	3,914
Trustees' fees and expenses	16,718
Administrative fees	156,566
Custodian fees	37,482
Accounting fees	48,084
Registration fees	49,240
Reports to shareholders	4,817
Insurance	88,537
Professional fees	28,841
Contract services	33,712
Miscellaneous	603
Total expenses	1,251,343
Reimbursement from Advisor	(53,583)
Fees paid indirectly	(2,951)
Net expenses	1,194,809
Net Investment Income	3,473,510

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	(85,658)

Increase (Decrease) in Net Assets
Resulting From Operations	$3,387,852

See notes to financial statements.

Statements of Changes in Net Assets
	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$3,473,510	$5,310,738
Net realized gain (loss) on investments	(85,658)	39,823
Increase (Decrease) in Net Assets
Resulting From Operations	3,387,852	5,350,561

Distributions to shareholders from:
Net investment income	(3,474,860)	(5,302,861)
Total distributions	(3,474,860)	(5,302,861)

Capital share transactions:
Shares sold	740,400,176	746,554,436
Shares issued from merger (See Note A)	190,982,179	-
Reinvestment of distributions	3,199,396	4,247,076
Shares redeemed	(757,389,461)	(801,285,302)
Total capital share transactions	177,192,290	(50,483,790)

Total Increase (Decrease) in Net Assets	177,105,282	(50,436,090)

Net Assets
Beginning of year	135,106,470	185,542,560
End of year (including undistributed net investment
income of $8,048 and $9,398, respectively)	$312,211,752	$135,106,470

Capital Share Activity
Shares sold	740,398,240	746,554,436
Shares issued from merger (See Note A)	190,982,179	-
Reinvestment of distributions	3,199,396	4,247,076
Shares redeemed	(757,389,461)	(801,285,302)
Total capital share activity	177,190,354	(50,483,790)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Institutional Prime Fund ("the Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

On December 12, 2008, the net assets of the Summit Money Market Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Institutional Prime Fund. The merger was accomplished by a tax-free exchange of 190,982,179 shares of the Calvert Institutional Prime Fund (valued at $190,982,179) for 190,982,179 shares of the Summit Money Market Fund outstanding at December 12, 2008. The Summit Money Market Fund's net assets as of December 12, 2008 were combined with those of the Calvert Institutional Prime Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government obligations	-	$61,478,722	-	$61,478,722
Corporate debt	-	750,000	-	750,000
Municipal obligations	-	8,979,290	-	8,979,290
Variable rate demand notes	-	238,292,000	-	238,292,000
TOTAL	-	$309,500,012	-	$309,500,012

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Treasury's Guarantee Plan For Money Market Funds: The Fund had elected to participate in the U.S. Department of the Treasury's Guarantee Program for Money Market Funds (the "Program"). The Program was made available on September 29, 2008 and protected certain shareholders from losses if the Fund was unable to maintain a $1.00 net asset value. The Program applied to shareholders of record on September 19, 2008. Covered shareholders would receive $1.00 per share upon liquidation of the Fund, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Program terminated on September 18, 2009. The Fund bore the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Fund's net assets as of September 19, 2008. In March 2009, the Treasury Department extended the Program through September 18, 2009. For the extension of the Program, the Fund made two program extension payments of 0.015% of the Fund's net assets as of September 19, 2008.

New Accounting Pronouncements: In July 2009, the Financial Accounting Standards Board (FASB) launched the FASB Accounting Standards Codification™ as the single source of authoritative nongovernmental U.S. generally accepted accounting principles (GAAP). The Codification is effective for interim and annual periods ending after September 15, 2009. All existing accounting standards documents are superseded as described in FASB Statement No. 168, The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles. All other accounting literature not included in the Codification is nonauthoritative.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets. Under the terms of the agreement, $67,285 was payable at year end. In addition, $22,849 was payable at year end for operating expenses paid by the Advisor during September 2009.

Effective December 15, 2008, the Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is .40%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The Advisor voluntarily reimbursed the Fund for expenses of $39,545 for the year ended September 30, 2009.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $13,457 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its -services, CSSI received a fee of $1,011 for the year ended September 30, 2009. Under the terms of the agreement, $86 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

The cost of investments owned at September 30, 2009 for federal income tax -purposes was $309,500,012.

Net realized capital loss carryforward for federal income tax purposes of $5,582 at September 30, 2009 may be utilized to offset future capital gains until expiration in September 2012.

The Fund intends to elect to defer net capital losses of $85,657 incurred from November 1, 2008 through September 30, 2009 and treat them as arising in the fiscal year ending September 30, 2010.

The tax character of dividends and distributions for the years ended September 30, 2009 and September 30, 2008 were as follows:
Distributions from:	2009	2008
Ordinary income	$3,474,860	$5,302,861
Total	$3,474,860	$5,302,861

As of September 30, 2009, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:
Undistributed ordinary income	$11,134
Capital loss carryforward	(5,582)
Total	$5,552

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to temporary book-tax differences that will reverse in a subsequent period. These differences are due to distributions paid after fiscal year end and the deferral of post October losses.

Reclassifications, as shown in the table below, have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax law and regulations. These reclassifications are due to permanent book-tax differences and have no impact on net assets. The primary permanent difference causing such reclassification is the expiration of capital loss carryovers.

Accumulated net realized gain (loss)	$4,602
Paid-in capital	(4,602)

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2009, such purchase and sales transactions were $442,340,000 and $315,980,000, respectively.

Note D -- Line of Credit

A financing agreement is in place between all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no outstanding loan balance at September 30, 2009. For the year ended September 30, 2009, borrowings by the Fund under the Agreement were as follows:
AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$315,230	0.85%	$11,161,301	December 2008

Note E -- Subsequent Events

In preparing the financial statements as of September 30, 2009, no subsequent events or transactions occurred through November 23, 2009, the date the financial statements were issued, that would have materially impacted the financial statements as presented.

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
	2009	2008	2007
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.014	.034	.051
Distributions from
Net investment income	(.014)	(.034)	(.051)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.41%	3.46%	5.20%
Net investment income	1.11%	3.33%	5.07%
Total expenses	.40%	.41%	.46%
Expenses before offsets	.38%	.28%	.29%
Net expenses	.38%	.27%	.27%
Net assets, ending (in thousands)	$312,212	$135,106	$185,543

	Years Ended
	September 30,	September 30,
	2006	2005
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.045	.026
Distributions from
Net investment income	(.045)	(.026)
Net asset value, ending	$1.00	$1.00
Total return*	4.55%	2.60%
Ratios to average net assets:A
Net investment income	4.37%	2.53%
Total expenses	.42%	.42%
Expenses before offsets	.29%	.28%
Net expenses	.27%	.27%
Net assets, ending (in thousands)	$99,216	$173,968

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

*Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative service fees, -distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustee and Officer Information Table
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	(Not Applicable to Officers)
				# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT TRUSTEES/DIRECTORS
RICHARD L. BAIRD, JR. AGE: 61	Trustee/ Director	1976 (CTFR - 1980) (CMF - 1992)	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	29
DOUGLAS E. FELDMAN, M.D. AGE: 61	Trustee/ Director	1982 (CMF - 1992)	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
JOHN G. GUFFEY, JR. AGE: 61	Trustee/ Director	1976 (CTFR - 1980) (CMF - 1992)	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003) and President of Aurora Press Inc., a privately held publisher of trade paperbacks.	29	Ariel Funds (3) Calvert Social Investment Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 63	Trustee/ Director	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	37	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
ARTHUR J. PUGH AGE: 72	Trustee/ Director	1982 (CMF - 1992)	Retired executive.	37	Acacia Federal Savings Bank
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK AGE: 57	Trustee/ Director & President	1997	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	54	Calvert Social Investment Foundation Pepco Holdings, Inc. Acacia Life Insurance Company (Chair)
DAVID R. ROCHAT AGE: 71	Trustee/ Director & Senior Vice President	1980 (CMF - 1992)	Executive Vice President of Calvert Asset Management Company, Inc. (prior to 2008) and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc. Chelsea Securities, Inc. Vermont Quality Meats
D. WAYNE SILBY, Esq. AGE: 61	Trustee/ Director & Chair	1976 (CTFR - 1980) (CMF - 1992)	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	29	UNIFI Mutual Holding Company Calvert Social Investment Foundation Grameen Foundation USA Studio School Fund Syntao.com China The ICE Organization
OFFICERS
KAREN BECKER AGE: 56	Chief Compliance Officer	2005

Chief Compliance Officer for the Calvert Funds. In March 2009, Ms. Becker also became Head of the Securities Operations Department for Calvert Asset Management Company, Inc. Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.

SUSAN WALKER BENDER, Esq. AGE: 50	Assistant Vice President & Assistant Secretary	1988 (CMF - 1992)	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
JENNIFER BERG AGE: 36	Assistant Fund Controller	2009	Fund Administration Manager for Calvert Group Ltd.
THOMAS DAILEY AGE: 45	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Group, Ltd., and Chief Compliance Officer for Calvert Asset Management Company, Inc. and Calvert Distributors, Inc.
TRACI L. GOLDT AGE: 35	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY B. HABEEB AGE: 59	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA Age: 44	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd.
LANCELOT A. KING, Esq. AGE: 39	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 52	Assistant Secretary	2007	Assistant Secretary and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 46	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment adviser.

JANE B. MAXWELL Esq. AGE: 57	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K. NIEBLER, Esq. AGE: 42	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Group, Ltd. Prior to joining Calvert, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton LLP.
CATHERINE P. ROY AGE: 53	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 62	Vice President & Secretary	1990 (CMF - 1992)	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
NATALIE TRUNOW AGE: 41	Vice President	2008

Senior Vice President of Calvert Asset Management Company, Inc., and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

RONALD M. WOLFSHEIMER, CPA AGE: 57	Treasurer	1979 (CTFR - 1980) (CMF - 1992)	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd.
MICHAEL V. YUHAS JR., CPA AGE: 48	Fund Controller	1999	Vice President of Fund Administration of Calvert Group, Ltd.

The address of Directors/Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates and a director of its parent companies. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor. Mr. Rochat is an interested person of the Fund since he was an officer of the Fund's advisor.

Additional information about the Fund's Directors/Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI at www.calvert.com, or by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Cash Reserves Institutional Prime Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
Calvert Tax-Free Bond Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
Short-Term Government Fund
High Yield Bond Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Large Cap Value Fund
Calvert Social Index Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Small Cap Value Fund
Mid Cap Value Fund
Global Alternative Energy Fund
Global Water Fund
International Opportunities Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814


Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that M. Charito Kruvant, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Services fees paid to auditing firm:
	Fiscal Year ended 9/30/09		Fiscal Year ended 9/30/08
	$	%*	$	% *

(a) Audit Fees	$15,675		$16,500
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation for the registrant)	$2,843	0%	$2,998	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$18,518	0%	$19,498	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(e) Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:
Fiscal Year ended 9/30/09		Fiscal Year ended 9/30/08
$26,000	0%*	$3,500	%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(h) The registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.
  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics.

Attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date: November 30, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: November 30, 2009